Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)

Note 15 – Accumulated Other Comprehensive Income (Loss)

The following table summarizes the components of accumulated other comprehensive income (loss) at December 31, 2011, 2010, and 2009, and changes during the years then ended.

	PERIOD CHANGE
(In Millions)	BEGINNING BALANCE (NET OF TAX)	BEFORE TAX AMOUNT	TAX EFFECT	ENDING BALANCE (NET OF TAX)
DECEMBER 31, 2011
Noncredit-Related Unrealized Losses on Securities OTTI	$(21.2)	$10.2	$(3.6)	$(14.6)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	7.7	61.6	(23.4)	45.9
Reclassification Adjustments	–	13.5	(5.0)	8.5

Net Unrealized Gains (Losses) on Securities Available for Sale	(13.5)	85.3	(32.0)	39.8
Unrealized Gains (Losses) on Cash Flow Hedge Designations	11.4	(23.6)	8.8	(3.4)
Reclassification Adjustments	–	(5.6)	2.0	(3.6)

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	11.4	(29.2)	10.8	(7.0)
Foreign Currency Translation Adjustments	(7.0)	18.7	(21.2)	(9.5)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(299.5)	(158.2)	61.3	(396.4)
Prior Service (Cost) Benefit	3.3	7.7	(2.9)	8.1
Reclassification Adjustments	–	30.2	(10.8)	19.4

Total Pension and Other Postretirement Benefit Adjustments	(296.2)	(120.3)	47.6	(368.9)

Accumulated Other Comprehensive Income (Loss)	$(305.3)	$(45.5)	$5.2	$(345.6)

DECEMBER 31, 2010
Noncredit-Related Unrealized Losses on Securities OTTI	$(42.0)	$33.0	$(12.2)	$(21.2)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	.3	(8.8)	3.4	(5.1)
Reclassification Adjustments	–	20.2	(7.4)	12.8

Net Unrealized Gains (Losses) on Securities Available for Sale	(41.7)	44.4	(16.2)	(13.5)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(26.2)	46.7	(17.1)	3.4
Reclassification Adjustments	–	12.6	(4.6)	8.0

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(26.2)	59.3	(21.7)	11.4
Foreign Currency Translation Adjustments	11.3	4.0	(22.3)	(7.0)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(310.5)	(16.4)	9.3	(317.6)
Prior Service (Cost) Benefit	5.5	–	–	5.5
Reclassification Adjustments	–	25.0	(9.1)	15.9

Total Pension and Other Postretirement Benefit Adjustments	(305.0)	8.6	.2	(296.2)

Accumulated Other Comprehensive Income (Loss)	$(361.6)	$116.3	$(60.0)	$(305.3)

DECEMBER 31, 2009
Cumulative Effect of Applying FSP FAS 115-2 (ASC 320-10)	$–	$(15.0)	$5.5	$(9.5)
Noncredit-Related Unrealized Losses on Securities OTTI	–	(66.4)	24.4	(42.0)
Other Unrealized Gains (Losses) on Securities Available for Sale, net	(212.9)	374.7	(137.5)	24.3
Reclassification Adjustments	–	(22.9)	8.4	(14.5)

Net Unrealized Gains (Losses) on Securities Available for Sale	(212.9)	270.4	(99.2)	(41.7)
Unrealized Gains (Losses) on Cash Flow Hedge Designations	(20.7)	8.2	(3.0)	(15.5)
Reclassification Adjustments	–	(16.9)	6.2	(10.7)

Net Unrealized Gains (Losses) on Cash Flow Hedge Designations	(20.7)	(8.7)	3.2	(26.2)
Foreign Currency Translation Adjustments	12.8	(38.1)	36.6	11.3
Pension and Other Postretirement Benefit Adjustments
Net Actuarial (Loss) Gain	(266.5)	(64.0)	8.8	(321.7)
Prior Service (Cost) Benefit	(6.4)	17.6	(6.4)	4.8
Transition Obligation	(1.2)	1.4	(.5)	(.3)
Reclassification Adjustments	–	19.4	(7.2)	12.2

Total Pension and Other Postretirement Benefit Adjustments	(274.1)	(25.6)	(5.3)	(305.0)

Accumulated Other Comprehensive Income (Loss)	$(494.9)	$198.0	$(64.7)	$(361.6)